Intangible Assets, Net - Schedule of Intangible Assets, Net (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 28,350	$ 45,270	$ 44,810
Additions			1,250
Impairment		(9,660)	(513)
Accumulated Amortization	(3,415)	(10,360)	(9,585)
Intangible Assets, Net	$ 24,935	$ 25,250	$ 35,962
Acquired technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted-Average Remaining Contractual Life (in years)	8 years 6 months	8 years 9 months 18 days	9 years 8 months 12 days
Gross Carrying Amount	$ 7,410	$ 24,330	$ 23,870
Additions			1,250
Impairment		(9,660)	(513)
Accumulated Amortization	(3,415)	(10,360)	(9,585)
Intangible Assets, Net	3,995	4,310	15,022
IPR&D [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	20,940	20,940	20,940
Intangible Assets, Net	$ 20,940	$ 20,940	$ 20,940